Related party transactions	6 Months Ended
Jun. 30, 2020
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Related party transactions
2.5.16	Related party transactions
The compensation amounts presented below, awarded to the members of the Board of Directors and the Executive Committee of the Group, were recorded as General & Administrative expenses in the period referenced.

(€‘000)	For the Six-month period ended June 30,
	2020	2019
Independent director’s fees	205	169
Share-based payments	192	149

Total compensation to the Board of Directors	397	318

Executive Management fees	771	1 135
Short-term employee benefits	753	581
Share-based payments	583	445

Total compensation to the Executive Committee	2 107	2 161